Other Taxes Payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other taxes [line items]
Other tax payable non current	R$ 154,599	R$ 161,637
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	14,658	19,748
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,532	16,038
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,214	11,204
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,214	11,021
61 to 72 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,175	11,021
73 to 84 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	8,301	10,580
85 to 96 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	8,301	8,377
Thereafter [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 78,204	R$ 73,648